Schedule of Portfolio Investments
Boston Trust Asset Management Fund
September 30, 2025 (Unaudited)

Common Stocks (76.5%)
	Shares	Fair Value ($)
Communication Services (8.4%)
Alphabet, Inc., Class A	40,000	9,724,000
Alphabet, Inc., Class C	100,000	24,355,000
Meta Platforms, Inc., Class A	12,000	8,812,560
Netflix, Inc. (a)	4,000	4,795,680
		47,687,240
Consumer Discretionary (6.3%)
Amazon.com, Inc. (a)	60,000	13,174,200
Lowe's Cos., Inc.	10,000	2,513,100
NIKE, Inc., Class B	102,500	7,147,325
O'Reilly Automotive, Inc. (a)	67,500	7,277,175
Ross Stores, Inc.	15,000	2,285,850
Starbucks Corp.	40,000	3,384,000
		35,781,650
Consumer Staples (5.2%)
Church & Dwight Co., Inc.	48,750	4,271,962
Costco Wholesale Corp.	12,000	11,107,560
McCormick & Co., Inc. (Non Voting)	50,000	3,345,500
PepsiCo, Inc.	30,000	4,213,200
Procter & Gamble (The) Co.	25,000	3,841,250
Sysco Corp.	35,000	2,881,900
		29,661,372
Energy (2.4%)
Chevron Corp.	20,000	3,105,800
Exxon Mobil Corp.	94,500	10,654,875
		13,760,675
Financials (13.2%)
American Express Co.	19,750	6,560,160
Berkshire Hathaway, Inc., Class B (a)	20,000	10,054,800
Chubb Ltd.	18,000	5,080,500
Cincinnati Financial Corp.	60,000	9,486,000
FactSet Research Systems, Inc.	13,720	3,930,643
JPMorgan Chase & Co.	75,000	23,657,250
Visa, Inc., Class A	47,500	16,215,550
		74,984,903
Health Care (7.6%)
Becton, Dickinson & Co.	35,000	6,550,950
Edwards Lifesciences Corp. (a)	95,000	7,388,150
Johnson & Johnson	56,500	10,476,230
Mettler-Toledo International, Inc. (a)	3,500	4,296,635
Stryker Corp.	25,000	9,241,750
UnitedHealth Group, Inc.	9,000	3,107,700
Waters Corp. (a)	7,500	2,248,575
		43,309,990
Industrials (8.9%)
Automatic Data Processing, Inc.	65,000	19,077,500
Donaldson Co., Inc.	50,000	4,092,500
Hubbell, Inc.	18,500	7,960,735
Illinois Tool Works, Inc.	25,400	6,623,304
Union Pacific Corp.	25,500	6,027,435
W.W. Grainger, Inc.	7,300	6,956,608
		50,738,082
Information Technology (20.9%)
Accenture PLC, Class A	52,000	12,823,200
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Analog Devices, Inc.	22,500	5,528,250
Apple, Inc.	120,000	30,555,600
Cisco Systems, Inc.	65,000	4,447,300
Microsoft Corp.	90,000	46,615,500
Oracle Corp.	50,000	14,062,000
TE Connectivity PLC	20,000	4,390,600
		118,422,450
Materials (2.0%)
Air Products and Chemicals, Inc.	25,500	6,954,360
AptarGroup, Inc.	32,500	4,343,950
		11,298,310
Utilities (1.6%)
Essential Utilities, Inc.	110,000	4,389,000
WEC Energy Group, Inc.	40,000	4,583,600
		8,972,600
TOTAL COMMON STOCKS (Cost $106,812,170)		434,617,272

Corporate Bonds (3.6%)
	Principal Amount ($)
Communication Services (0.0%)(b)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	248,260
Consumer Discretionary (0.6%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	941,950
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	739,089
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	701,060
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	473,757
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	345,984
		3,201,840
Consumer Staples (0.1%)
Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	697,815
Financials (1.0%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	500,231
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,992,195
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	534,917
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(c)	500,000	498,749
Visa, Inc., 3.15%, 12/14/25, Callable 10/30/25 @ 100	2,000,000	1,996,369
		5,522,461

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
September 30, 2025 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Health Care (0.6%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	769,765
Merck & Co., Inc., 1.70%, 6/10/27	350,000	338,070
Pfizer, Inc., 3.60%, 9/15/28	500,000	497,559
Stryker Corp., 1.95%, 6/15/30	1,000,000	903,695
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	495,591
Zoetis, Inc., 3.90%, 8/20/28	750,000	748,481
		3,753,161
Industrials (0.8%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,317,120
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	986,240
John Deere Capital Corp., 2.80%, 9/8/27, MTN	500,000	490,714
John Deere Capital Corp., 3.45%, 3/7/29, MTN	1,250,000	1,228,373
Union Pacific Corp., 3.95%, 9/10/28	400,000	400,393
		4,422,840
Information Technology (0.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,492,153
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	387,243
TOTAL CORPORATE BONDS (Cost $20,723,573)		20,725,773

U.S. Government & U.S. Government Agency Obligations (18.7%)

Federal Farm Credit Bank (1.8%)
3.85%, 12/26/25	1,770,000	1,768,780
3.39%, 2/1/28	2,000,000	1,985,877
3.88%, 9/20/32	1,000,000	993,478
4.38%, 3/3/33	1,500,000	1,527,158
3.25%, 2/27/34	1,500,000	1,386,956
3.50%, 3/2/34	3,000,000	2,826,850
		10,489,099
Federal Home Loan Bank (1.0%)
2.50%, 12/10/27	1,500,000	1,464,523
3.50%, 7/20/32	1,500,000	1,445,428
4.00%, 6/10/33	2,500,000	2,484,849
		5,394,800
U.S. Treasury Bond (5.2%)
5.38%, 2/15/31	5,500,000	5,921,094
4.50%, 2/15/36	15,250,000	15,750,391
3.50%, 2/15/39	4,250,000	3,888,086
4.50%, 2/15/44	4,000,000	3,912,344
		29,471,915
U.S. Treasury Inflation Indexed Note (1.5%)
1.13%, 1/15/33	7,049,250	6,831,789
1.38%, 7/15/33	1,595,520	1,570,850
		8,402,639
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (9.2%)
2.13%, 5/31/26	5,000,000	4,944,102
4.13%, 6/15/26	4,000,000	4,009,281
2.25%, 11/15/27	6,500,000	6,319,219
3.25%, 6/30/29	6,500,000	6,402,754
0.88%, 11/15/30	4,000,000	3,468,125
3.38%, 5/15/33	6,000,000	5,763,281
3.88%, 8/15/33	14,000,000	13,884,062
4.00%, 2/15/34	7,750,000	7,729,717
		52,520,541
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $103,530,146)		106,278,994

Investment Companies (1.1%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 3.95% (d)	6,029,344	6,029,344
TOTAL INVESTMENT COMPANIES (Cost $6,029,344)		6,029,344
Total Investments (Cost $237,095,233) — 99.9%		567,651,383
Other assets in excess of liabilities — 0.1%		587,828
Net Assets — 100.0%		$568,239,211

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2025.
(d)	Rate disclosed is the seven-day yield as of September 30, 2025.

CME	Chicago Mercantile Exchange
MTN	Medium Term Note
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

Schedule of Portfolio Investments
Boston Trust Equity Fund
September 30, 2025 (Unaudited)

Common Stocks (99.5%)
	Shares	Fair Value ($)
Communication Services (13.2%)
Alphabet, Inc., Class A	15,000	3,646,500
Alphabet, Inc., Class C	80,000	19,484,000
Meta Platforms, Inc., Class A	10,500	7,710,990
Netflix, Inc. (a)	2,500	2,997,300
		33,838,790
Consumer Discretionary (9.0%)
Amazon.com, Inc. (a)	35,000	7,684,950
Lowe's Cos., Inc.	10,000	2,513,100
NIKE, Inc., Class B	24,000	1,673,520
O'Reilly Automotive, Inc. (a)	46,125	4,972,736
Ross Stores, Inc.	7,000	1,066,730
Starbucks Corp.	23,000	1,945,800
TJX (The) Cos., Inc.	21,500	3,107,610
		22,964,446
Consumer Staples (7.1%)
Church & Dwight Co., Inc.	20,000	1,752,600
Costco Wholesale Corp.	8,000	7,405,040
McCormick & Co., Inc. (Non Voting)	34,000	2,274,940
PepsiCo, Inc.	18,000	2,527,920
Procter & Gamble (The) Co.	9,000	1,382,850
Sysco Corp.	34,000	2,799,560
		18,142,910
Energy (3.0%)
Chevron Corp.	13,000	2,018,770
Exxon Mobil Corp.	50,000	5,637,500
		7,656,270
Financials (14.4%)
American Express Co.	10,500	3,487,680
Berkshire Hathaway, Inc., Class B (a)	8,250	4,147,605
Chubb Ltd.	10,000	2,822,500
Cincinnati Financial Corp.	20,000	3,162,000
FactSet Research Systems, Inc.	2,750	787,847
JPMorgan Chase & Co.	41,000	12,932,630
Visa, Inc., Class A	28,000	9,558,640
		36,898,902
Health Care (9.5%)
Becton, Dickinson & Co.	15,000	2,807,550
Cooper (The) Cos., Inc. (a)	15,250	1,045,540
Edwards Lifesciences Corp. (a)	22,500	1,749,825
Johnson & Johnson	28,500	5,284,470
Mettler-Toledo International, Inc. (a)	1,500	1,841,415
Stryker Corp.	12,000	4,436,040
UnitedHealth Group, Inc.	6,200	2,140,860
Waters Corp. (a)	10,750	3,222,958
Zoetis, Inc.	12,000	1,755,840
		24,284,498
Industrials (12.1%)
Automatic Data Processing, Inc.	20,000	5,870,000
Deere & Co.	4,750	2,171,985
Donaldson Co., Inc.	15,000	1,227,750
Hubbell, Inc.	10,000	4,303,100
Illinois Tool Works, Inc.	15,000	3,911,400
Lockheed Martin Corp.	6,000	2,995,260
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Union Pacific Corp.	18,500	4,372,845
W.W. Grainger, Inc.	6,500	6,194,240
		31,046,580
Information Technology (26.2%)
Accenture PLC, Class A	24,000	5,918,400
Analog Devices, Inc.	16,500	4,054,050
Apple, Inc.	63,100	16,067,153
Microsoft Corp.	50,750	26,285,962
Oracle Corp.	40,000	11,249,600
TE Connectivity PLC	15,350	3,369,786
		66,944,951
Materials (2.3%)
Air Products and Chemicals, Inc.	14,800	4,036,256
AptarGroup, Inc.	14,250	1,904,655
		5,940,911
Utilities (2.7%)
Essential Utilities, Inc.	100,000	3,990,000
WEC Energy Group, Inc.	25,000	2,864,750
		6,854,750
TOTAL COMMON STOCKS (Cost $79,198,094)		254,573,008

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 3.95% (b)	1,740,670	1,740,670
TOTAL INVESTMENT COMPANIES (Cost $1,740,670)		1,740,670
Total Investments (Cost $80,938,764) — 100.2%		256,313,678
Liabilities in excess of other assets — (0.2)%		(473,588)
Net Assets — 100.0%		$255,840,090

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2025.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Midcap Fund
September 30, 2025 (Unaudited)

Common Stocks (99.1%)
	Shares	Fair Value ($)
Communication Services (1.1%)
New York Times (The) Co., Class A	44,515	2,555,161
Consumer Discretionary (10.1%)
AutoZone, Inc. (a)	885	3,796,862
Choice Hotels International, Inc.	29,055	3,106,270
DR Horton, Inc.	18,070	3,062,323
Genuine Parts Co.	20,000	2,772,000
Lululemon Athletica, Inc. (a)	11,900	2,117,367
Ross Stores, Inc.	30,545	4,654,753
Ulta Beauty, Inc. (a)	4,675	2,556,056
Williams-Sonoma, Inc.	11,555	2,258,425
		24,324,056
Consumer Staples (6.5%)
BJ's Wholesale Club Holdings, Inc. (a)	40,805	3,805,066
Church & Dwight Co., Inc.	26,385	2,312,118
Hershey (The) Co.	11,525	2,155,751
McCormick & Co., Inc. (Non Voting)	40,020	2,677,738
Sysco Corp.	59,400	4,890,996
		15,841,669
Energy (3.6%)
Baker Hughes Co.	47,310	2,304,943
Magnolia Oil & Gas Corp., Class A	177,385	4,234,180
Schlumberger NV	62,910	2,162,217
		8,701,340
Financials (16.2%)
American Financial Group, Inc.	33,000	4,808,760
Brown & Brown, Inc.	22,285	2,090,110
Cboe Global Markets, Inc.	10,400	2,550,600
Cincinnati Financial Corp.	23,810	3,764,361
Commerce Bancshares, Inc.	40,900	2,444,184
Cullen/Frost Bankers, Inc.	24,200	3,067,834
East West Bancorp, Inc.	22,420	2,386,609
FactSet Research Systems, Inc.	12,885	3,691,424
Jack Henry & Associates, Inc.	13,455	2,003,853
MSCI, Inc.	4,145	2,351,914
Northern Trust Corp.	18,880	2,541,248
SEI Investments Co.	60,230	5,110,516
T. Rowe Price Group, Inc.	23,975	2,460,794
		39,272,207
Health Care (12.1%)
Agilent Technologies, Inc.	23,260	2,985,421
Cooper (The) Cos., Inc. (a)	53,795	3,688,185
Edwards Lifesciences Corp. (a)	44,200	3,437,434
Medpace Holdings, Inc. (a)	7,805	4,013,019
Mettler-Toledo International, Inc. (a)	3,865	4,744,713
STERIS PLC	17,090	4,228,749
Veeva Systems, Inc., Class A (a)	9,915	2,953,778
Zimmer Biomet Holdings, Inc.	32,010	3,152,985
		29,204,284
Industrials (19.3%)
A. O. Smith Corp.	34,420	2,526,772
Allegion PLC	25,000	4,433,750
AMETEK, Inc.	24,000	4,512,000
Broadridge Financial Solutions, Inc.	10,270	2,446,006
Core & Main, Inc., Class A (a)	45,120	2,428,810
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Donaldson Co., Inc.	44,790	3,666,061
Expeditors International of Washington, Inc.	26,100	3,199,599
Hubbell, Inc.	9,285	3,995,428
IDEX Corp.	11,900	1,936,844
Lincoln Electric Holdings, Inc.	9,935	2,342,971
Nordson Corp.	16,260	3,690,207
Paychex, Inc.	46,605	5,907,650
Paycom Software, Inc.	15,445	3,214,722
Snap-on, Inc.	7,175	2,486,353
		46,787,173
Information Technology (12.1%)
Amdocs Ltd.	25,260	2,072,583
Fortinet, Inc. (a)	39,400	3,312,752
GoDaddy, Inc., Class A (a)	17,235	2,358,265
NetApp, Inc.	30,120	3,568,015
ON Semiconductor Corp. (a)	40,005	1,972,647
Qualys, Inc. (a)	27,050	3,579,526
TE Connectivity PLC	23,200	5,093,096
Teradyne, Inc.	32,550	4,480,182
Zebra Technologies Corp., Class A (a)	9,600	2,852,736
		29,289,802
Materials (4.9%)
AptarGroup, Inc.	26,875	3,592,113
Avery Dennison Corp.	14,000	2,270,380
Ball Corp.	36,550	1,842,851
RPM International, Inc.	34,190	4,030,317
		11,735,661
Real Estate (5.1%)
AvalonBay Communities, Inc.	11,180	2,159,641
Camden Property Trust	19,240	2,054,447
CubeSmart	49,885	2,028,324
Jones Lang LaSalle, Inc. (a)	12,420	3,704,638
STAG Industrial, Inc.	67,970	2,398,661
		12,345,711
Utilities (8.1%)
Atmos Energy Corp.	24,510	4,185,083
Essential Utilities, Inc.	117,615	4,692,838
Eversource Energy	59,985	4,267,333
ONE Gas, Inc.	30,635	2,479,597
WEC Energy Group, Inc.	34,725	3,979,138
		19,603,989
TOTAL COMMON STOCKS (Cost $177,353,806)		239,661,053

Schedule of Portfolio Investments
Boston Trust Midcap Fund
September 30, 2025 (Unaudited)
Investment Companies (0.8%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.95% (b)	1,973,385	1,973,385
TOTAL INVESTMENT COMPANIES (Cost $1,973,385)		1,973,385
Total Investments (Cost $179,327,191) — 99.9%		241,634,438
Other assets in excess of liabilities — 0.1%		162,601
Net Assets — 100.0%		$241,797,039

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2025.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
September 30, 2025 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Communication Services (1.4%)
New York Times (The) Co., Class A	178,848	10,265,875
Consumer Discretionary (8.6%)
Cavco Industries, Inc. (a)	11,473	6,662,715
Choice Hotels International, Inc.	90,153	9,638,257
Genuine Parts Co.	41,180	5,707,548
Service Corp. International	155,396	12,932,055
Texas Roadhouse, Inc.	48,646	8,082,533
TopBuild Corp. (a)	27,036	10,567,291
Williams-Sonoma, Inc.	54,851	10,720,628
		64,311,027
Consumer Staples (5.8%)
BJ's Wholesale Club Holdings, Inc. (a)	157,296	14,667,852
Ingredion, Inc.	27,502	3,358,269
McCormick & Co., Inc. (Non Voting)	156,307	10,458,501
Simply Good Foods (The) Co. (a)	257,447	6,389,835
Sprouts Farmers Market, Inc. (a)	77,500	8,432,000
		43,306,457
Energy (4.7%)
Antero Midstream Corp.	618,435	12,022,377
Magnolia Oil & Gas Corp., Class A	581,974	13,891,719
Matador Resources Co.	216,872	9,744,059
		35,658,155
Financials (16.1%)
American Financial Group, Inc.	83,632	12,186,855
Cboe Global Markets, Inc.	51,388	12,602,907
Cincinnati Financial Corp.	87,883	13,894,302
Cohen & Steers, Inc.	67,904	4,455,181
Commerce Bancshares, Inc.	137,480	8,215,805
Cullen/Frost Bankers, Inc.	92,624	11,741,944
East West Bancorp, Inc.	89,119	9,486,718
FactSet Research Systems, Inc.	30,653	8,781,778
International Bancshares Corp.	87,904	6,043,400
Jack Henry & Associates, Inc.	61,260	9,123,452
Northern Trust Corp.	69,141	9,306,379
SEI Investments Co.	172,283	14,618,213
		120,456,934
Health Care (10.5%)
Charles River Laboratories International, Inc. (a)	58,410	9,138,829
Chemed Corp.	20,418	9,141,955
Cooper (The) Cos., Inc. (a)	182,484	12,511,103
Globus Medical, Inc., Class A (a)	101,950	5,838,677
Jazz Pharmaceuticals PLC (a)	38,761	5,108,700
Medpace Holdings, Inc. (a)	25,410	13,064,806
STERIS PLC	54,276	13,430,053
Zimmer Biomet Holdings, Inc.	108,435	10,680,847
		78,914,970
Industrials (22.4%)
A. O. Smith Corp.	152,997	11,231,510
Acuity, Inc.	27,023	9,306,451
Allegion PLC	90,000	15,961,500
Applied Industrial Technologies, Inc.	43,991	11,483,851
Donaldson Co., Inc.	147,655	12,085,562
ExlService Holdings, Inc. (a)	232,301	10,228,213
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	85,108	10,433,390
Hubbell, Inc.	26,782	11,524,562
IDEX Corp.	67,661	11,012,504
Lincoln Electric Holdings, Inc.	37,345	8,807,071
Masco Corp.	103,159	7,261,362
Nordson Corp.	61,241	13,898,645
Paycom Software, Inc.	54,705	11,386,299
Snap-on, Inc.	38,417	13,312,643
Watts Water Technologies, Inc., Class A	37,214	10,393,126
		168,326,689
Information Technology (14.6%)
Akamai Technologies, Inc. (a)	71,314	5,402,749
Amdocs Ltd.	120,615	9,896,461
Check Point Software Technologies Ltd. (a)	66,414	13,741,721
Dolby Laboratories, Inc., Class A	102,867	7,444,485
F5, Inc. (a)	37,195	12,021,052
GoDaddy, Inc., Class A (a)	51,632	7,064,806
NetApp, Inc.	76,677	9,083,157
Progress Software Corp. (a)	165,246	7,259,257
Qualys, Inc. (a)	110,853	14,669,177
Teradyne, Inc.	104,091	14,327,085
Zebra Technologies Corp., Class A (a)	29,948	8,899,348
		109,809,298
Materials (4.8%)
AptarGroup, Inc.	86,805	11,602,356
Avery Dennison Corp.	44,050	7,143,588
RPM International, Inc.	106,727	12,580,979
Silgan Holdings, Inc.	106,176	4,566,630
		35,893,553
Real Estate (5.9%)
Camden Property Trust	81,463	8,698,619
CubeSmart	205,711	8,364,209
Jones Lang LaSalle, Inc. (a)	44,158	13,171,448
Lamar Advertising Co., Class A	59,813	7,322,308
STAG Industrial, Inc.	181,124	6,391,866
		43,948,450
Utilities (4.5%)
Atmos Energy Corp.	49,990	8,535,792
Essential Utilities, Inc.	305,683	12,196,752
IDACORP, Inc.	43,599	5,761,608
ONE Gas, Inc.	85,738	6,939,634
		33,433,786
TOTAL COMMON STOCKS (Cost $610,580,796)		744,325,194

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
September 30, 2025 (Unaudited)
Investment Companies (1.0%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.95% (b)	7,650,723	7,650,723
TOTAL INVESTMENT COMPANIES (Cost $7,650,723)		7,650,723
Total Investments (Cost $618,231,519) — 100.3%		751,975,917
Liabilities in excess of other assets — (0.3)%		(1,887,822)
Net Assets — 100.0%		$750,088,095

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2025.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
September 30, 2025 (Unaudited)

Common Stocks (69.2%)
	Shares	Fair Value ($)
Communication Services (8.9%)
Alphabet, Inc., Class A	17,000	4,132,700
Alphabet, Inc., Class C	36,800	8,962,640
Comcast Corp., Class A	27,575	866,406
		13,961,746
Consumer Discretionary (5.0%)
AutoZone, Inc. (a)	780	3,346,387
Booking Holdings, Inc.	225	1,214,836
Lowe's Cos., Inc.	5,000	1,256,550
Ross Stores, Inc.	13,000	1,981,070
		7,798,843
Consumer Staples (4.2%)
Costco Wholesale Corp.	3,600	3,332,268
PepsiCo, Inc.	9,995	1,403,698
Procter & Gamble (The) Co.	7,000	1,075,550
Sysco Corp.	10,000	823,400
		6,634,916
Energy (1.4%)
ConocoPhillips	22,625	2,140,099
Financials (9.2%)
Chubb Ltd.	9,155	2,583,999
FactSet Research Systems, Inc.	2,280	653,197
JPMorgan Chase & Co.	17,685	5,578,380
Marsh & McLennan Cos., Inc.	3,870	779,921
Visa, Inc., Class A	14,025	4,787,854
		14,383,351
Health Care (6.9%)
Agilent Technologies, Inc.	5,000	641,750
Cooper (The) Cos., Inc. (a)	11,705	802,495
Johnson & Johnson	8,050	1,492,631
Merck & Co., Inc.	12,250	1,028,143
Stryker Corp.	9,250	3,419,447
UnitedHealth Group, Inc.	6,300	2,175,390
Waters Corp. (a)	4,025	1,206,735
		10,766,591
Industrials (6.7%)
Automatic Data Processing, Inc.	6,695	1,964,982
Deere & Co.	4,000	1,829,040
Donaldson Co., Inc.	13,275	1,086,559
Hubbell, Inc.	7,000	3,012,170
Union Pacific Corp.	7,750	1,831,867
United Parcel Service, Inc., Class B	9,250	772,653
		10,497,271
Information Technology (24.6%)
Accenture PLC, Class A	10,200	2,515,320
Adobe, Inc. (a)	2,155	760,176
Analog Devices, Inc.	4,100	1,007,370
Apple, Inc.	36,265	9,234,157
Applied Materials, Inc.	12,630	2,585,866
Cisco Systems, Inc.	35,515	2,429,936
KLA Corp.	1,550	1,671,830
Microsoft Corp.	25,000	12,948,750
NVIDIA Corp.	22,030	4,110,358
TE Connectivity PLC	5,500	1,207,415
		38,471,178
Common Stocks (continued)
	Shares	Fair Value ($)
Materials (1.2%)
Air Products and Chemicals, Inc.	3,600	981,792
AptarGroup, Inc.	6,700	895,522
		1,877,314
Utilities (1.1%)
Essential Utilities, Inc.	22,500	897,750
Eversource Energy	12,355	878,935
		1,776,685
TOTAL COMMON STOCKS (Cost $33,391,398)		108,307,994

Corporate Bonds (8.7%)
	Principal Amount ($)
Communication Services (0.7%)
Comcast Corp., 3.30%, 4/1/27	250,000	247,599
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	874,195
		1,121,794
Consumer Discretionary (1.4%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,292,878
NIKE, Inc., 2.75%, 3/27/27	500,000	492,220
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	346,202
		2,131,300
Consumer Staples (0.9%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,478,809
Financials (0.9%)
John Deere Capital Corp., 2.80%, 7/18/29, MTN	350,000	334,587
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	495,287
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	98,911
Mastercard, Inc., 3.30%, 3/26/27	150,000	148,835
Visa, Inc., 3.15%, 12/14/25, Callable 10/30/25 @ 100	275,000	274,501
		1,352,121
Health Care (1.8%)
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	246,911
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,165,388
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	299,151
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,144,952
		2,856,402
Industrials (0.6%)
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	144,364
Hubbell, Inc., 3.50%, 2/15/28	150,000	147,936

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
September 30, 2025 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Industrials (continued)
Hubbell, Inc., 2.30%, 3/15/31	500,000	448,900
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	196,651
		937,851
Information Technology (1.0%)
Apple, Inc., 3.00%, 6/20/27	200,000	197,594
Apple, Inc., 2.20%, 9/11/29	350,000	328,364
Intel Corp., 3.90%, 3/25/30	1,000,000	980,929
		1,506,887
Materials (0.8%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,301,376
Utilities (0.6%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	968,255
TOTAL CORPORATE BONDS (Cost $14,432,916)		13,654,795

Municipal Bonds (0.4%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	285,301
Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	417,577
TOTAL MUNICIPAL BONDS (Cost $855,846)		702,878

U.S. Government & U.S. Government Agency Obligations (20.8%)

Federal Farm Credit Bank (0.3%)
2.75%, 7/16/27	250,000	245,950
2.85%, 3/2/28	250,000	245,119
		491,069
Federal Home Loan Bank (0.5%)
5.50%, 7/15/36	700,000	766,267
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	6,302	6,045
4.00%, 9/15/41	18,425	17,776
		23,821
U.S. Treasury Bond (5.7%)
3.88%, 5/15/43	9,895,000	8,963,092
U.S. Treasury Inflation Indexed Note (3.9%)
0.75%, 7/15/28	643,480	640,505
0.25%, 7/15/29	1,262,920	1,225,012
1.88%, 7/15/34	4,118,120	4,177,881
		6,043,398
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (10.4%)
2.75%, 8/15/32	6,025,000	5,601,132
3.88%, 8/15/33	10,750,000	10,660,977
		16,262,109
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,923,858)		32,549,756

Investment Companies (0.8%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 3.95% (c)	1,202,753	1,202,753
TOTAL INVESTMENT COMPANIES (Cost $1,202,753)		1,202,753
Total Investments (Cost $81,806,771) — 99.9%		156,418,176
Other assets in excess of liabilities — 0.1%		118,991
Net Assets — 100.0%		$156,537,167

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven-day yield as of September 30, 2025.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
September 30, 2025 (Unaudited)

Common Stocks (99.9%)
	Shares	Fair Value ($)
Communication Services (12.3%)
Alphabet, Inc., Class A	43,785	10,644,134
Alphabet, Inc., Class C	70,190	17,094,774
Comcast Corp., Class A	63,565	1,997,212
		29,736,120
Consumer Discretionary (8.0%)
AutoZone, Inc. (a)	1,420	6,092,141
Booking Holdings, Inc.	705	3,806,485
Lowe's Cos., Inc.	10,545	2,650,064
McDonald's Corp.	6,950	2,112,035
NIKE, Inc., Class B	26,875	1,873,994
Ross Stores, Inc.	18,505	2,819,977
		19,354,696
Consumer Staples (3.5%)
Costco Wholesale Corp.	3,160	2,924,991
Hershey (The) Co.	5,250	982,013
PepsiCo, Inc.	24,705	3,469,570
Sysco Corp.	14,225	1,171,286
		8,547,860
Energy (2.7%)
ConocoPhillips	69,090	6,535,223
Financials (15.2%)
American Express Co.	9,585	3,183,753
Chubb Ltd.	21,670	6,116,357
FactSet Research Systems, Inc.	4,575	1,310,692
JPMorgan Chase & Co.	40,190	12,677,132
Marsh & McLennan Cos., Inc.	13,705	2,761,969
T. Rowe Price Group, Inc.	13,425	1,377,942
Visa, Inc., Class A	27,250	9,302,605
		36,730,450
Health Care (10.6%)
Agilent Technologies, Inc.	10,095	1,295,693
Becton, Dickinson & Co.	11,790	2,206,734
Cooper (The) Cos., Inc. (a)	23,575	1,616,302
Danaher Corp.	3,820	757,353
Johnson & Johnson	31,010	5,749,874
Merck & Co., Inc.	29,610	2,485,168
Stryker Corp.	14,895	5,506,235
UnitedHealth Group, Inc.	10,775	3,720,608
Waters Corp. (a)	7,130	2,137,645
		25,475,612
Industrials (9.9%)
Automatic Data Processing, Inc.	14,330	4,205,855
Deere & Co.	10,470	4,787,512
Donaldson Co., Inc.	29,625	2,424,806
Hubbell, Inc.	9,620	4,139,582
Union Pacific Corp.	18,985	4,487,485
United Parcel Service, Inc., Class B	18,515	1,546,558
W.W. Grainger, Inc.	2,320	2,210,867
		23,802,665
Information Technology (35.1%)
Accenture PLC, Class A	21,750	5,363,550
Adobe, Inc. (a)	5,335	1,881,921
Analog Devices, Inc.	10,415	2,558,966
Apple, Inc.	92,095	23,450,150
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Applied Materials, Inc.	29,770	6,095,110
Cisco Systems, Inc.	73,145	5,004,581
KLA Corp.	3,010	3,246,586
Microsoft Corp.	49,270	25,519,396
NVIDIA Corp.	44,970	8,390,503
TE Connectivity PLC	14,610	3,207,333
		84,718,096
Materials (1.8%)
Air Products and Chemicals, Inc.	9,650	2,631,748
AptarGroup, Inc.	13,345	1,783,693
		4,415,441
Utilities (0.8%)
Eversource Energy	26,425	1,879,875
TOTAL COMMON STOCKS (Cost $70,905,890)		241,196,038

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 3.95% (b)	1,774,761	1,774,761
TOTAL INVESTMENT COMPANIES (Cost $1,774,761)		1,774,761
Total Investments (Cost $72,680,651) — 100.6%		242,970,799
Liabilities in excess of other assets — (0.6)%		(1,559,443)
Net Assets — 100.0%		$241,411,356

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2025.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
September 30, 2025 (Unaudited)

Common Stocks (98.8%)
	Shares	Fair Value ($)
Communication Services (1.1%)
New York Times (The) Co., Class A	33,525	1,924,335
Consumer Discretionary (10.3%)
AutoZone, Inc. (a)	753	3,230,551
Choice Hotels International, Inc.	21,130	2,259,008
DR Horton, Inc.	12,950	2,194,637
Genuine Parts Co.	14,925	2,068,605
Lululemon Athletica, Inc. (a)	8,770	1,560,446
Ross Stores, Inc.	21,255	3,239,049
Ulta Beauty, Inc. (a)	3,360	1,837,080
Williams-Sonoma, Inc.	8,445	1,650,575
		18,039,951
Consumer Staples (6.6%)
BJ's Wholesale Club Holdings, Inc. (a)	28,900	2,694,925
Church & Dwight Co., Inc.	19,690	1,725,435
Hershey (The) Co.	9,195	1,719,925
McCormick & Co., Inc. (Non Voting)	29,735	1,989,569
Sysco Corp.	41,255	3,396,936
		11,526,790
Energy (3.1%)
Baker Hughes Co.	59,195	2,883,980
Schlumberger NV	73,905	2,540,115
		5,424,095
Financials (16.5%)
American Financial Group, Inc.	23,880	3,479,794
Brown & Brown, Inc.	16,765	1,572,389
Cboe Global Markets, Inc.	9,885	2,424,296
Cincinnati Financial Corp.	16,460	2,602,326
Commerce Bancshares, Inc.	29,705	1,775,171
Cullen/Frost Bankers, Inc.	17,745	2,249,534
East West Bancorp, Inc.	15,635	1,664,346
FactSet Research Systems, Inc.	9,660	2,767,493
Jack Henry & Associates, Inc.	10,070	1,499,725
MSCI, Inc.	3,155	1,790,179
Northern Trust Corp.	13,545	1,823,157
SEI Investments Co.	43,470	3,688,429
T. Rowe Price Group, Inc.	16,545	1,698,179
		29,035,018
Health Care (11.9%)
Agilent Technologies, Inc.	15,690	2,013,812
Cooper (The) Cos., Inc. (a)	38,315	2,626,876
Edwards Lifesciences Corp. (a)	32,485	2,526,358
Medpace Holdings, Inc. (a)	5,855	3,010,407
Mettler-Toledo International, Inc. (a)	2,745	3,369,789
STERIS PLC	11,975	2,963,094
Veeva Systems, Inc., Class A (a)	7,380	2,198,576
Zimmer Biomet Holdings, Inc.	22,665	2,232,503
		20,941,415
Industrials (19.7%)
A. O. Smith Corp.	23,880	1,753,031
Allegion PLC	17,705	3,139,982
AMETEK, Inc.	16,955	3,187,540
Broadridge Financial Solutions, Inc.	7,360	1,752,931
Core & Main, Inc., Class A (a)	34,490	1,856,597
Donaldson Co., Inc.	32,525	2,662,171
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	18,215	2,232,977
Hubbell, Inc.	6,640	2,857,258
IDEX Corp.	9,430	1,534,827
Lincoln Electric Holdings, Inc.	10,715	2,526,918
Nordson Corp.	11,585	2,629,216
Paychex, Inc.	33,150	4,202,094
Paycom Software, Inc.	11,165	2,323,883
Snap-on, Inc.	5,375	1,862,599
		34,522,024
Information Technology (12.0%)
Amdocs Ltd.	18,380	1,508,079
Fortinet, Inc. (a)	28,300	2,379,464
GoDaddy, Inc., Class A (a)	12,370	1,692,587
NetApp, Inc.	21,485	2,545,113
ON Semiconductor Corp. (a)	28,345	1,397,692
Qualys, Inc. (a)	19,400	2,567,202
TE Connectivity PLC	16,640	3,652,979
Teradyne, Inc.	23,900	3,289,596
Zebra Technologies Corp., Class A (a)	6,860	2,038,518
		21,071,230
Materials (4.8%)
AptarGroup, Inc.	19,140	2,558,252
Avery Dennison Corp.	9,750	1,581,158
Ball Corp.	29,535	1,489,155
RPM International, Inc.	24,530	2,891,596
		8,520,161
Real Estate (5.4%)
AvalonBay Communities, Inc.	7,905	1,527,009
Camden Property Trust	15,350	1,639,073
CubeSmart	34,890	1,418,627
Jones Lang LaSalle, Inc. (a)	10,835	3,231,864
STAG Industrial, Inc.	48,275	1,703,625
		9,520,198
Utilities (7.4%)
Atmos Energy Corp.	17,740	3,029,105
Essential Utilities, Inc.	89,135	3,556,486
Eversource Energy	55,370	3,939,022
ONE Gas, Inc.	29,590	2,395,015
		12,919,628
TOTAL COMMON STOCKS (Cost $132,474,048)		173,444,845

Investment Companies (1.1%)

Northern Institutional Treasury Portfolio (Premier Class), 3.95% (b)	2,056,954	2,056,954
TOTAL INVESTMENT COMPANIES (Cost $2,056,954)		2,056,954
Total Investments (Cost $134,531,002) — 99.9%		175,501,799
Other assets in excess of liabilities — 0.1%		95,998
Net Assets — 100.0%		$175,597,797

(a)	Non-income producing security.

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
September 30, 2025 (Unaudited)
(b)	Rate disclosed is the seven-day yield as of September 30, 2025.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
September 30, 2025 (Unaudited)

Common Stocks (98.9%)
	Shares	Fair Value ($)
Communication Services (1.4%)
New York Times (The) Co., Class A	81,311	4,667,251
Consumer Discretionary (7.6%)
Cavco Industries, Inc. (a)	5,216	3,029,088
Choice Hotels International, Inc.	45,586	4,873,599
Genuine Parts Co.	18,592	2,576,851
Texas Roadhouse, Inc.	21,580	3,585,517
TopBuild Corp. (a)	17,545	6,857,639
Williams-Sonoma, Inc.	24,896	4,865,923
		25,788,617
Consumer Staples (5.8%)
BJ's Wholesale Club Holdings, Inc. (a)	71,517	6,668,960
Ingredion, Inc.	12,416	1,516,118
McCormick & Co., Inc. (Non Voting)	71,051	4,754,023
Simply Good Foods (The) Co. (a)	116,460	2,890,537
Sprouts Farmers Market, Inc. (a)	34,840	3,790,592
		19,620,230
Financials (18.5%)
American Financial Group, Inc.	42,285	6,161,770
Cboe Global Markets, Inc.	29,056	7,125,984
Cincinnati Financial Corp.	45,950	7,264,695
Cohen & Steers, Inc.	31,800	2,086,398
Commerce Bancshares, Inc.	61,827	3,694,782
Cullen/Frost Bankers, Inc.	57,998	7,352,406
East West Bancorp, Inc.	40,070	4,265,451
FactSet Research Systems, Inc.	15,445	4,424,838
International Bancshares Corp.	39,928	2,745,050
Jack Henry & Associates, Inc.	45,835	6,826,207
Northern Trust Corp.	31,244	4,205,442
SEI Investments Co.	77,842	6,604,894
		62,757,917
Health Care (9.8%)
Chemed Corp.	12,485	5,590,034
Cooper (The) Cos., Inc. (a)	82,473	5,654,349
Globus Medical, Inc., Class A (a)	45,825	2,624,398
Jazz Pharmaceuticals PLC (a)	17,467	2,302,151
Medpace Holdings, Inc. (a)	11,785	6,059,375
STERIS PLC	24,250	6,000,420
Zimmer Biomet Holdings, Inc.	48,960	4,822,560
		33,053,287
Industrials (27.4%)
A. O. Smith Corp.	95,961	7,044,497
Acuity, Inc.	19,918	6,859,560
Allegion PLC	40,450	7,173,807
Applied Industrial Technologies, Inc.	34,585	9,028,414
Donaldson Co., Inc.	82,611	6,761,710
ExlService Holdings, Inc. (a)	104,864	4,617,162
Expeditors International of Washington, Inc.	36,027	4,416,550
Franklin Electric Co., Inc.	30,940	2,945,488
Hubbell, Inc.	16,131	6,941,331
IDEX Corp.	36,142	5,882,472
Lincoln Electric Holdings, Inc.	19,695	4,644,672
Masco Corp.	57,564	4,051,930
Nordson Corp.	27,801	6,309,437
Paycom Software, Inc.	29,105	6,057,915
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Snap-on, Inc.	16,200	5,613,786
Watts Water Technologies, Inc., Class A	16,637	4,646,381
		92,995,112
Information Technology (15.5%)
Akamai Technologies, Inc. (a)	32,505	2,462,579
Amdocs Ltd.	54,230	4,449,571
Check Point Software Technologies Ltd. (a)	33,653	6,963,142
Dolby Laboratories, Inc., Class A	59,955	4,338,943
F5, Inc. (a)	16,806	5,431,531
GoDaddy, Inc., Class A (a)	23,496	3,214,958
NetApp, Inc.	34,710	4,111,747
Progress Software Corp. (a)	73,633	3,234,698
Qualys, Inc. (a)	58,610	7,755,861
Teradyne, Inc.	47,210	6,497,984
Zebra Technologies Corp., Class A (a)	13,380	3,976,001
		52,437,015
Materials (6.3%)
AptarGroup, Inc.	38,505	5,146,578
Avery Dennison Corp.	30,205	4,898,345
Packaging Corp. of America	15,434	3,363,532
RPM International, Inc.	48,373	5,702,209
Silgan Holdings, Inc.	49,465	2,127,490
		21,238,154
Real Estate (6.6%)
Camden Property Trust	36,785	3,927,902
CubeSmart	92,703	3,769,304
Jones Lang LaSalle, Inc. (a)	21,170	6,314,588
Lamar Advertising Co., Class A	27,236	3,334,231
STAG Industrial, Inc.	144,307	5,092,594
		22,438,619
TOTAL COMMON STOCKS (Cost $274,768,363)		334,996,202

Investment Companies (1.3%)

Northern Institutional Treasury Portfolio (Premier Class), 3.95% (b)	4,457,216	4,457,216
TOTAL INVESTMENT COMPANIES (Cost $4,457,216)		4,457,216
Total Investments (Cost $279,225,579) — 100.2%		339,453,418
Liabilities in excess of other assets — (0.2)%		(700,426)
Net Assets — 100.0%		$338,752,992

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2025.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
September 30, 2025 (Unaudited)

Common Stocks (99.7%)
	Shares	Fair Value ($)
Consumer Discretionary (8.1%)
Cavco Industries, Inc. (a)	41,237	23,947,563
Choice Hotels International, Inc.	199,810	21,361,687
Columbia Sportswear Co.	204,725	10,707,117
H&R Block, Inc.	387,749	19,608,467
Installed Building Products, Inc.	116,406	28,712,704
		104,337,538
Consumer Staples (5.4%)
Flowers Foods, Inc.	809,463	10,563,492
Marzetti (The) Co.	136,390	23,566,828
PriceSmart, Inc.	82,111	9,951,032
Simply Good Foods (The) Co. (a)	1,014,563	25,181,454
		69,262,806
Energy (2.6%)
Cactus, Inc., Class A	557,855	22,018,537
Oceaneering International, Inc. (a)	443,483	10,989,509
		33,008,046
Financials (14.7%)
1st Source Corp.	157,051	9,668,060
Amalgamated Financial Corp.	213,936	5,808,362
Cathay General Bancorp	255,214	12,252,824
Cohen & Steers, Inc.	222,809	14,618,498
Commerce Bancshares, Inc.	435,058	25,999,066
Cullen/Frost Bankers, Inc.	231,118	29,298,829
Donnelley Financial Solutions, Inc. (a)	293,597	15,099,694
Evercore, Inc., Class A	22,617	7,629,166
International Bancshares Corp.	324,992	22,343,200
Lakeland Financial Corp.	148,945	9,562,269
Selective Insurance Group, Inc.	290,575	23,556,915
UMB Financial Corp.	100,656	11,912,638
		187,749,521
Health Care (16.5%)
Amphastar Pharmaceuticals, Inc. (a)	480,861	12,814,946
Bio-Rad Laboratories, Inc., Class A (a)	38,920	10,912,779
Chemed Corp.	51,367	22,999,060
Corcept Therapeutics, Inc. (a)	224,166	18,630,436
CorVel Corp. (a)	210,532	16,299,387
Globus Medical, Inc., Class A (a)	288,840	16,541,867
Haemonetics Corp. (a)	387,840	18,903,322
Halozyme Therapeutics, Inc. (a)	339,326	24,886,169
Jazz Pharmaceuticals PLC (a)	88,385	11,649,143
Prestige Consumer Healthcare, Inc. (a)	317,228	19,795,027
UFP Technologies, Inc. (a)	107,861	21,529,056
US Physical Therapy, Inc.	195,715	16,625,989
		211,587,181
Industrials (20.0%)
Acuity, Inc.	72,365	24,921,782
Applied Industrial Technologies, Inc.	108,242	28,256,574
CSG Systems International, Inc.	347,900	22,397,802
Donaldson Co., Inc.	379,526	31,064,203
ExlService Holdings, Inc. (a)	631,598	27,809,260
Franklin Electric Co., Inc.	231,635	22,051,652
Landstar System, Inc.	130,040	15,937,702
MSC Industrial Direct Co., Inc., Class A	237,998	21,929,136
Toro (The) Co.	171,649	13,079,654
Valmont Industries, Inc.	43,529	16,877,499
Watts Water Technologies, Inc., Class A	115,473	32,249,300
		256,574,564
Information Technology (18.2%)
A10 Networks, Inc.	1,055,851	19,163,696
Axcelis Technologies, Inc. (a)	184,475	18,012,139
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Badger Meter, Inc.	134,062	23,940,792
Dolby Laboratories, Inc., Class A	223,273	16,158,267
InterDigital, Inc.	83,447	28,808,408
Littelfuse, Inc.	115,459	29,905,035
Plexus Corp. (a)	145,402	21,038,215
Power Integrations, Inc.	292,468	11,760,138
Progress Software Corp. (a)	467,947	20,556,912
Qualys, Inc. (a)	205,314	27,169,202
Teradata Corp. (a)	775,334	16,677,434
		233,190,238
Materials (5.4%)
AptarGroup, Inc.	165,918	22,176,600
Graphic Packaging Holding Co.	645,406	12,630,595
Sensient Technologies Corp.	157,221	14,755,191
Silgan Holdings, Inc.	461,145	19,833,847
		69,396,233
Real Estate (3.9%)
Four Corners Property Trust, Inc.	609,486	14,871,458
STAG Industrial, Inc.	684,426	24,153,394
Terreno Realty Corp.	190,353	10,802,533
		49,827,385
Utilities (4.9%)
Chesapeake Utilities Corp.	136,617	18,400,944
IDACORP, Inc.	143,270	18,933,130
ONE Gas, Inc.	218,975	17,723,836
Unitil Corp.	169,916	8,132,180
		63,190,090
TOTAL COMMON STOCKS (Cost $1,046,220,823)		1,278,123,602

Investment Companies (0.8%)

Northern Institutional Treasury Portfolio (Premier Class), 3.95% (b)	10,240,595	10,240,595
TOTAL INVESTMENT COMPANIES (Cost $10,240,595)		10,240,595
Total Investments (Cost $1,056,461,418) — 100.5%		1,288,364,197
Liabilities in excess of other assets — (0.5)%		(6,700,785)
Net Assets — 100.0%		$1,281,663,412

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2025.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
September 30, 2025 (Unaudited)

Common Stocks (98.7%)
	Shares	Fair Value ($)
Australia (4.9%)
Brambles Ltd.	265,600	4,357,875
Insurance Australia Group Ltd.	590,000	3,197,055
Westpac Banking Corp.	151,200	3,895,646
Woodside Energy Group Ltd.	156,600	2,364,812
		13,815,388
Canada (8.2%)
Canadian National Railway Co.	52,000	4,903,700
Intact Financial Corp.	16,600	3,229,706
National Bank of Canada	42,600	4,525,083
Royal Bank of Canada	50,900	7,502,054
Tourmaline Oil Corp.	63,500	2,738,572
		22,899,115
Denmark (2.5%)
Novo Nordisk A/S, Class B	67,700	3,769,649
Novonesis Novozymes B	50,000	3,077,202
		6,846,851
Finland (2.1%)
Kone OYJ, Class B	86,400	5,893,271
France (12.9%)
Air Liquide SA	30,800	6,417,385
Dassault Systemes SE	163,500	5,500,307
Edenred SE	68,000	1,619,400
EssilorLuxottica SA	9,400	3,062,086
Legrand SA	30,500	5,067,913
L'Oreal SA	5,000	2,172,436
Publicis Groupe SA	54,100	5,206,222
Schneider Electric SE	25,000	7,036,804
		36,082,553
Germany (6.0%)
Allianz SE (Registered)	8,900	3,744,467
Deutsche Boerse AG	18,400	4,927,357
Hannover Rueck SE	11,600	3,500,403
Merck KGaA	34,300	4,450,244
		16,622,471
Hong Kong (0.9%)
Sino Land Co. Ltd.	1,899,000	2,400,956
Israel (1.8%)
Check Point Software Technologies Ltd. (a)	13,500	2,793,285
Nice Ltd. (a)	15,600	2,259,880
		5,053,165
Italy (2.9%)
FinecoBank Banca Fineco SpA	142,700	3,097,111
Terna - Rete Elettrica Nazionale	489,700	4,969,716
		8,066,827
Japan (19.5%)
Ajinomoto Co., Inc.	125,000	3,583,652
Chiba Bank (The) Ltd.	179,800	1,884,746
Inpex Corp.	214,000	3,853,215
Kakaku.com, Inc.	125,300	2,152,010
Mitsubishi Estate Co. Ltd.	132,000	3,033,867
Nitto Denko Corp.	204,500	4,847,620
Nomura Research Institute Ltd.	118,400	4,545,619
Common Stocks (continued)
	Shares	Fair Value ($)
Japan (continued)
NTT, Inc.	3,091,200	3,231,297
Oracle Corp. Japan	31,000	3,165,199
Shin-Etsu Chemical Co. Ltd.	135,000	4,420,377
Sumitomo Mitsui Financial Group, Inc.	182,000	5,120,183
Sysmex Corp.	257,000	3,177,128
Terumo Corp.	148,400	2,448,084
Tokio Marine Holdings, Inc.	85,000	3,597,468
Toyota Motor Corp.	281,300	5,402,779
		54,463,244
Netherlands (6.8%)
ASML Holding NV	8,800	8,581,647
ING Groep NV	208,300	5,460,743
Wolters Kluwer NV	36,500	4,982,247
		19,024,637
Norway (1.2%)
Equinor ASA	135,400	3,301,880
Singapore (2.0%)
DBS Group Holdings Ltd.	139,500	5,532,264
Spain (2.1%)
Industria de Diseno Textil SA	105,200	5,822,172
Sweden (5.6%)
Assa Abloy AB, Class B	168,700	5,872,090
Atlas Copco AB, Class B	380,000	5,718,034
Svenska Handelsbanken AB, Class A	307,300	4,009,539
		15,599,663
Switzerland (9.6%)
Cie Financiere Richemont SA (Registered)	26,700	5,125,503
Givaudan SA (Registered)	600	2,447,425
Nestle SA (Registered)	66,000	6,061,126
Roche Holding AG	24,500	8,158,097
Sonova Holding AG (Registered)	3,900	1,069,795
Zurich Insurance Group AG	5,500	3,931,309
		26,793,255
United Kingdom (9.1%)
Compass Group PLC	92,100	3,139,299
Mondi PLC	176,000	2,434,448
National Grid PLC	300,300	4,314,912
Next PLC	34,000	5,667,932
RELX PLC	75,000	3,583,413
Unilever PLC	107,500	6,354,180
		25,494,184
United States (0.6%)
Tenaris SA	92,100	1,650,259
TOTAL COMMON STOCKS (Cost $222,333,623)		275,362,155

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
September 30, 2025 (Unaudited)
Investment Companies (0.8%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.95% (b)	2,375,987	2,375,987
TOTAL INVESTMENT COMPANIES (Cost $2,375,987)		2,375,987
Total Investments (Cost $224,709,610) — 99.5%		277,738,142
Other assets in excess of liabilities — 0.5%		1,263,960
Net Assets — 100.0%		$279,002,102

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of September 30, 2025.

PLC	Public Limited Company
The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2025:
Industry	Percentage of Total Net Assets
Financials	24.6%
Industrials	17.0
Information Technology	9.6
Health Care	9.4
Consumer Discretionary	8.9
Materials	8.5
Consumer Staples	6.6
Energy	5.0
Communication Services	3.8
Utilities	3.3
Real Estate	2.0
Investment Companies	0.8
Other net assets	0.5
Total	100.0%